Note 11 - Subsequent Events (Details Textual) - shares	Jul. 27, 2016	Jun. 30, 2016	Jun. 27, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Conversion from Series B Preferred Stock to Common Stock [Member] | Subsequent Event [Member]
Convertible Preferred Stock, Shares Issued upon Conversion	1
Preferred Stock, Shares Outstanding	671,649
Conversion of Stock, Shares Converted	11,018,766
Stock Conversion from Series B Preferred Stock to Common Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion			1
Subsequent Event [Member]
Common Stock, Shares, Outstanding	10,433,396
Conversion of Stock, Shares Converted	11,018,766
Stock Issued During Period, Shares, Conversion of Convertible Securities	10,437,318
Common Stock, Shares, Outstanding		86,078		6,612,838	6,613,338